Income Taxes (Narrative) (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total current benefit (expense)	$ 2,088,000	$ (21,148,000)	$ (36,706,000)	$ 21,331,000	$ 3,668,000	$ (17,966,000)	$ (51,200,000)
Settlement of U.S. Federal and state tax examinations					67,300,000	51,100,000
Total deferred tax benefit	71,714,000	34,380,000	195,356,000	157,962,000	304,611,000	143,944,000	211,180,000
Current net deferred tax assets included in net deferred tax liabilities					19,200,000	16,600,000
Net deferred tax liabilities					1,670,626,000	1,922,027,000
Net operating loss carryforwards					1,107,594,000	917,078,000
Latest expiration date of net operating loss carryforwards					2032
Deferred tax assets related to stock-based compensation expense included in net deferred tax liabilities					28,700,000
Reduction to income tax expense to reflect the net benefits of tax settlements					60,600,000	16,300,000
Foreign income before taxes					84,000,000	94,000,000	40,800,000
Valuation allowance							13,600,000
Interest and penalties accrued related to unrecognized tax benefits					50,500,000	61,000,000
Total unrecognized tax benefits and accrued interest and penalties					188,900,000	236,800,000
Portion of unrecognized tax benefits, interest and penalties recorded in "Other long-term liabilities"					158,321,000	212,672,000
Portion of unrecognized tax benefits, interest and penalties included in "Accrued Expenses"					500,000	4,500,000
Noncurrent portion of unrecognized tax benefits netted against deferred tax assets					30,000,000
Unrecognized tax benefits that would impact effective tax rate					107,000,000	146,000,000
Income tax settlement inclusive of interest paid to foreign tax agencies					7,200,000
Income tax settlement paid to the IRS					$ 22,400,000